Identifiable intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Identifiable Intangible Assets with Finite Useful Lives

Changes in the carrying value of the Company’s identifiable intangible assets are summarized below.

	Year ended December 31, 2021			Year ended December 31, 2020
	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value
	$	$	$	$	$	$
Balances – Beginning of the year	35,020	(34,961)	59	31,422	(31,382)	40
Additions	609	—	609	34	—	34
Amortization expense	—	(16)	(16)	—	(20)	(20)
Impact of foreign exchange rate changes	(3,218)	3,191	(27)	3,564	(3,559)	5
Balances – End of the year	32,411	(31,786)	625	35,020	(34,961)	59